Total Fees Earned from Management of the Containers, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Fees from affiliated Container Investors	$ 3,527	$ 3,575	$ 2,994
Fees from unaffiliated Container Investors	11,374	11,334	10,073
Total Management Fees
Related Party Transaction [Line Items]
Management fees	15,239	16,879	14,994
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	14,901	14,909	13,067
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees	$ 338	$ 1,970	$ 1,927